Note 20 - Agreements	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Significant Agreements Disclosure [Text Block]
20 .	Agreements

a.
Supply Agreements:
In
November 2009,
we entered into a manufacture and supply agreement with Reliable Biopharmaceutical Corporation (Reliable) for the manufacture and supply of the
Tc99m
tilmanocept drug substance. The initial
ten
-year term of the agreement expires in
November 2019
,
with options to extend the agreement for successive
three
-year terms. Either party had the right to terminate the agreement upon mutual written agreement, or upon material breach by the other party if not
cured within
60
days from the date of written notice of the breach. Total purchases under the manufacture and supply agreement were
$1.1
million,
$225,000
and
$300,000
for the years ended
December 31, 2016,
2015
and
2014,
respectively. As of
December 31, 2016,
we had issued a purchase order under the manufacture and supply agreement with Reliable for
$525,000
of
Tc99m
tilmanocept drug substance for delivery during
2017.
Upon closing of the Asset Sale to Cardinal Health
414,
our contract and open purchase order with Reliable were transferred to Cardinal Health
414.

In
May 2013,
we entered into a clinical supply agreement with Nordion (Canada), Inc. (Nordion) for the manufacture and supply of
NAV5001
clinical trial material. The initial
three
-year term expire
d in
May 2016
.
In
August 2014,
in connection with the Company’s decision to refocus its resources, the Nordion agreement was amended to provide for a suspension period during which the Company was to pay a monthly fee to maintain production space at Nordion’s facility until such time as manufacture resumed. In
March 2016,
the Nordion agreement was terminated. Total purchases under the clinical supply agreement were
$43,000,
$244,000
and
$505,000
for the years ended
December 31, 2016,
2015
and
2014,
respectively.

In
August 2013,
we entered into a manufacturing services agreement with PETNET Solutions, Inc. (PETNET) for the manufacture and distribution of
NAV4694.
The initial
three
-year term of the agreement expire
d in
August 2016
and the agreement was
not
renewed. Total purchases under the manufacturing agreement were
$826,000,
$855,000
and
$2.2
million for the years ended
December 31, 2016,
2015
and
2014,
respectively.

In
September 2013,
we entered into a manufacturing services agreement with OSO BioPharmaceuticals Manufacturing, LLC (OsoBio) for contract pharmaceutical development, manufacturing, packaging and analytical services for
Tc99m
tilmanocept. Either party had the right to terminate the agreement upon mutual written agreement, or upon material breach by the other party if not
cured within
60
days from the date of written notice of the breach. During the term of agreement, OsoBio was the primary supplier of manufacturing services for
Tc99m
tilmanocept. In consideration for these services, the Company paid a unit pricing fee. In addition, the Company also paid OsoBio a fee for regulatory and other support services. Total purchases under the manufacturing services agreement were
$1.2
million,
$472,000
and
$96,000
for the years ended
December 31, 2016,
2015
and
2014,
respectively. As of
December 31, 2016,
we had issued purchase orders under the agreement with OsoBio for
$562,000
of our products for delivery during
2017.
Upon closing of the Asset Sale to Cardinal Health
414,
our contract and open purchase orders with OsoBio were transferred to Cardinal Health
414.

Also in
September 2013,
we completed a service and supply master agreement with Gipharma S.r.l. (Gipharma) for process development, manufacturing and packaging of reduced-mass vials to be sold in the EU. The agreement ha
s an initial term of
three
years and automatically renews for an additional
one
-year periods unless written notice is provided at least
six
months prior to the expiration of the current term. Navidea
may
terminate the agreement for any reason by providing
60
days prior written notice. Either party
may
terminate the agreement upon material breach if
not
cured within
30
days from the date of written notice of the breach, or upon written notice following the other party’s dissolution or cessation of normal business. In consideration for these services, the Company will pay fees as defined in the agreement. Total purchases under the service and supply master agreement were
$149,000,
$677,000
and
$272,000
for the years ended
December 31, 2016,
2015
and
2014,
respectively. As of
December 31, 2016,
we had issued purchase orders under the agreement with Gipharma for
$1,500
of services for delivery during
2017.
Following the transfer of the
Tc99m
tilmanocept Marketing Authorization to SpePharm, our contract with Gipharma will be transferred to SpePharm.

b.
Research and Development Agreements:
In
January 2002,
we completed a license agreement with the University of California, San Diego (UCSD) for the exclusive world-wide rights to
Tc99m
tilmanocept. The license agreement was effective until the later of the expiration date of the longest-lived underlying patent. In
July 2014,
we amended the
license agreement to extend the agreement until the
third
anniversary of the expiration date of the longest-lived underlying patent. Under the terms of the license agreement, UCSD granted us the exclusive rights to make, use, sell, offer for sale and import licensed products as defined in the agreement and to practice the defined licensed methods during the term of the agreement. We could also sublicense the patent rights, subject to certain sublicense terms as defined in the agreement. In consideration for the license rights, we agreed to pay UCSD a license issue fee of
$25,000
and license maintenance fees of
$25,000
per year. We also agreed to make payments to UCSD upon successfully reaching certain clinical, regulatory and cumulative sales milestones, and a royalty on net sales of licensed products subject to a
$25,000
minimum annual royalty. In addition, we agreed to reimburse UCSD for all patent-related costs and to meet certain diligence targets. Total costs related to the UCSD license agreement for net sales of
Tc99m
tilmanocept outside the Territory were
$2,000,
$1,000
and
$1,000
in
2016,
2015
and
2014,
respectively. Royalties on net sales of
Tc99m
tilmanocept outside the Territory were recorded in cost of goods sold.

In connection with the
March 2017
closing of
the Asset Sale to Cardinal Health
414,
the Company amended and restated its
Tc99m
tilmanocept license agreement with UCSD pursuant to which UCSD granted a license to the Company to exploit certain intellectual property rights owned by UCSD and, separately, Cardinal Health
414
entered into a license agreement with UCSD pursuant to which UCSD granted a license to Cardinal Health
414
to exploit certain intellectual property rights owned by UCSD for Cardinal Health
414
to sell the Product in the Territory. Pursuant to the Purchase Agreement, the Company granted to UCSD a five
(
5
)-year warrant to purchase up to
1
million shares of the Company’s common stock, par value
$.001
per share, at an exercise price of
$1.50
per share. See Note
25
(a).

In
April 2008,
we completed a
second
license agreement with UCSD for an expanded field of use allowing
Tc99m
tilmanocept to be developed as an optical or ultrasound agent.
  The license agreement was effective until the expiration date of the longest-lived underlying patent.  Under the terms of the license agreement, UCSD granted us the exclusive rights to make, use, sell, offer for sale and import licensed products as defined in the agreement and to practice the defined licensed methods during the term of the agreement.  We could also sublicense the patent rights, subject to certain sublicense terms as defined in the agreement.  In consideration for the license rights, we agreed to pay UCSD a license issue fee of
$25,000
and license maintenance fees of
$25,000
per year.  We also agreed to make payments to UCSD upon successfully reaching certain clinical, regulatory and cumulative sales milestones, and a royalty on net sales of licensed products subject to a
$25,000
minimum annual royalty.  In addition, we agreed to reimburse UCSD for all patent-related costs and to meet certain diligence targets.  Total costs related to the UCSD license agreement for the use of
Tc99m
tilmanocept as an optical or ultrasound agent were
$25,000
in
2014,
and were recorded in continuing operations as research and development expenses.  The license agreement for the use of
Tc99m
tilmanocept as an optical or ultrasound agent was canceled in
July 2014.

In
July 2014,
the Company replaced the license agreement for the use of
Tc99m
tilmanocept as an optical or ultrasound agent with an expanded license agreement for the exclusive world-wide rights to all diagnostic and therapeutic uses of tilmanocept (other than
Tc99m
tilmanocept).  The license agreement is effective until the
third
anniversary of the expiration date of the longest-lived underlying patent.  Under the terms of the license agreement, UCSD has granted us the exclusive rights to make, use, sell, offer for sale and import licensed products as defined in the agreement and to practice the defined licensed methods during the term of the agreement.  We may
also sublicense the patent rights, subject to certain sublicense terms as defined in the agreement.  In consideration for the license rights, we agreed to pay UCSD a license issue fee of
$25,000
and license maintenance fees of
$25,000
per year.  We also agreed to make payments to UCSD upon successfully reaching certain clinical, regulatory and cumulative sales milestones, and a royalty on net sales of licensed products subject to a
$25,000
minimum annual royalty.  In addition, we agreed to reimburse UCSD for all patent-related costs and to meet certain diligence targets.  Total costs related to the UCSD license agreement for tilmanocept were
$199,000,
$152,000
and
$25,000
in
2016,
2015
and
2014,
respectively, and were recorded in continuing operations as research and development expenses.

In
December 2011,
we executed a license agreement with AstraZeneca AB for NAV
4694,
a proprietary compound that is primarily intended for use in diagnosing Alzheimer’s disease and other CNS disorders. The license agreement is effective until the later of the tenth
anniversary of the
first
commercial sale of
NAV4694
or the expiration of the underlying patents. Under the terms of the license agreement, AstraZeneca granted us an exclusive worldwide royalty-bearing license for
NAV4694
with the right to grant sublicenses. In consideration for the license rights, we paid AstraZeneca a license issue fee of
$5.0
million upon execution of the agreement. We also agreed to pay AstraZeneca up to
$6.5
million in contingent milestone payments based on the achievement of certain clinical development and regulatory filing milestones, and up to
$11.0
million in contingent milestone payments due following receipt of certain regulatory approvals and the initiation of commercial sales of the licensed product. In addition, we agreed to pay AstraZeneca a royalty on net sales of licensed and sublicensed products. Total costs related to the AstraZeneca license agreement were
$116,000,
$80,000
and
$81,000
in
2016,
2015
and
2014,
respectively, and were recorded in research and development expenses.

In
July 2012,
we entered into an agreement with Alseres Pharmaceuticals, Inc. (Alseres) to sublicense
NAV5001,
an Iodine-
123
radiolabeled imaging agent being developed as an aid in the diagnosis of Parkinson
’s disease and other movement disorders, with a potential use as a diagnostic aid in dementia. Under the terms of the sublicense agreement, Alseres granted Navidea an exclusive, worldwide sublicense to research, develop and commercialize
NAV5001.
The terms of the agreement required Navidea to make a
one
-time sublicense execution payment to Alseres equal to (i)
$175,000
in cash and (ii)
300,000
shares of our common stock. The sublicense agreement also provided for contingent milestone payments of up to
$2.9
million,
$2.5
million of which would have principally occurred at the time of product registration or upon commercial sales, and the issuance of up to an additional
1.15
million shares of Navidea common stock,
950,000
shares of which would have been issuable at the time of product registration or upon commercial sales. In addition, the sublicense terms anticipated royalties on annual net sales of the approved product which were consistent with industry-standard terms and certain sublicense extension fees, payable in cash and shares of common stock, in the event certain diligence milestones were not
met. In
April 2015,
the Company entered into an agreement with Alseres to terminate the Alseres sublicense agreement. Under the terms of this agreement, Navidea transferred all regulatory, clinical and manufacturing-related data related to
NAV5001
to Alseres. Alseres agreed to reimburse Navidea for any incurred maintenance costs of the contract manufacturer retroactive to
March 1, 2015.
In addition, Navidea has supplied clinical support services for
NAV5001
on a cost-plus reimbursement basis. However, to this point, Alseres has been unsuccessful in raising the funds necessary to restart the program and reimburse Navidea. As a result, we have taken steps to end our obligations under the agreement and notified Alseres that we consider them in breach of the agreement. We are in the process of trying to recover the funds we expended complying with our obligations under the termination agreement. Total costs related to the Alseres sublicense agreement were
$5,000
and
$42,000
in
2015
and
2014,
respectively, and were recorded in research and development expenses.

c.
Employment Agreements:
As of
December 31, 2016,
we had employment agreements with
two
of our senior officers. In addition, although certain employment agreements expired on or before
December 31, 2016,
the terms of the agreements provide for continuation of certain terms of the employment agreements as long as the senior officers continue to be employees of the Company following expiration of the agreements. The employment agreements contain termination and/or change in control provisions that would entitle each of the officers to
1.3
to
2.75
times their annual salaries, vest outstanding restricted stock and options to purchase common stock, and continue certain benefits if there is a termination without cause or change in control of the Company (as defined) and their employment terminates. As of
December 31, 2016,
our maximum contingent liability under these agreements in such an event is approximately
$1.9
million. The employment agreements generally also provide for severance, disability and death benefits.